Risks and Concentration	12 Months Ended
Dec. 31, 2020
Risk And Concentration [Abstract]
Risks and Concentration
3.	Risks and Concentration

(a)	PRC regulations

(1)
Uncertainties with respect to the Implementing Regulations for the Law of the People’s Republic of China on the Promotion of
Privately-run
Schools (Revised Draft) (Draft for Comments) (the “MOJ Draft for Comments”)

On August 10, 2018, the Ministry of Justice of the PRC, (or the “MOJ”), released the MOJ Draft for Comments for public review, which made certain significant changes to some provisions of the Implementation Rules for the Law for Promoting Private Education of the PRC, or the Implementation Rules. The MOJ has not provided the timeframe for the Implementation Rules. As of
April
30
, 2021, the new implementing regulation on the Law for Promoting Private Education had not been promulgated and entered into force.
The MOJ Draft for Comments stipulates provisions of the operation and management of private schools. The provisions and the related risks of the MOJ Draft for Comments mainly include:

•
Foreign investment enterprises established in China and social organizations for which the foreign party is the actual controller shall not establish, participate in establishment of, or control private schools providing compulsory education.

•
Social organizations which adopt centralized school management models are not allowed to control non-profit
private schools through ways such as mergers and acquisitions, franchising or contractual arrangements.

•
Private schools which have transactions with related parties shall follow the principles of openness, fairness, and justice and shall not damage national interests, school interests, and teacher and student rights. Any material, long-term or recurring agreement entered into between a non-profit
private school and its related parties shall be reviewed and audited by the education administrative authorities as well as the human resources and social security authorities in terms of the necessity and legality of such agreement and its compliance with the applicable laws and regulations.

The Group assessed the related risk of the MOJ Draft for Comments and believes:

•
The actual controller of the Group, Ms. Fen Ye, is a natural person of Chinese nationality, the Group believes it does not fall under the circumstances specified as a social organization for which the foreign party is the actual controller;

•
The Group currently operates only one school and so will not be generally recognized as adopting “centralized school management models”, and there are no express restrictions on acquiring control of for-profit
private schools, or, establishing a new
non-profit
private school by the Group or jointly with any other third-party subject to other applicable PRC Laws;

•
The Group’s contractual arrangements may be regarded as related-party transactions of Liandu Foreign Language School and the Group may incur compliance costs for establishing disclosure mechanisms and undergoing review and audit by the relevant government authorities. Government authorities may also consider that one or more agreements underlying the contractual arrangements do not comply with applicable PRC laws and regulations and the contractual arrangements may be required to be amended or to accommodate other more stringent regulatory requirements.

Given the evolving regulatory environment, there is uncertainty as to the effective time and the provisions of the Implementation Rules and how they will be implemented and interpreted. Further, if the new implementing regulations on the Law for Promoting Private Education are officially promulgated in the near future, the local competent authorities will, in general, issue local implementation rules with which the Group is also required to comply.
The Group continually monitors its business and follows the development/changes in the regulatory environment, to ensure its compliance with the requirements of Implementation Rules, which have been or will be effective, so as to reduce the risk of materially and adversely affecting the Group’s business, financial condition and results of operations.

(b)	Foreign exchange risk
The Group’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

(c)	Credit and concentration risk
The Group’s credit risk arises from cash and cash equivalents, short-term investments, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of income due to credit risk.
The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.
The Group has no significant concentrations of credit risk with respect to its prepayments.
Accounts receivable are typically unsecured and are derived from revenue earned either directly from customers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

(i)	Concentration of revenues
No single customer represented 10% or
more of the Group’s net revenues for the years ended December 31, 2018, 2019 and 2020.

(ii)	Concentration of accounts receivable
The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers.
The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.
The following table summarized party with greater than 10% of the accounts receivable:

	As of December 31,
	2019	2020
Customer A(*)	31%	—

Customer A is the cooperation partner, with whom the Group provided campus events to participants referred by this partner. For the year ended December 31, 2019, the Company, as a principal, earned net revenue for campus events, through a third party cooperation partner A representing
0.3 % of total revenue.